Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40695
Entity Registrant Name	Dole plc
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	29 North Anne Street
Entity Address, City or Town	Dublin 7
Entity Address, Postal Zip Code	D07 PH36
Entity Address, Country	IE
Title of 12(b) Security	Ordinary Shares, $0.01 par value per share
Trading Symbol	DOLE
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding (in shares)	94,877,706
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001857475
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	29 North Anne Street
Entity Address, City or Town	Dublin 7
Entity Address, Postal Zip Code	D07 PH36
Entity Address, Country	IE
Contact Personnel Name	Frank Davis
City Area Code	353
Local Phone Number	1-887-2600
Contact Personnel Email Address	fdavis@totalproduce.com